Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
State			$ 6	$ 1
Deferred:
Foreign
Provision for income taxes	$ 2	$ 2	$ 6	$ 1